Segment information - Summary of Operating Results of Reportable Segments (Details) € in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€) product_area	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of operating segments [line items]
Number of product areas | product_area	5
Turnover	€ 60,073	€ 52,444	€ 50,724
Operating profit	10,755	8,702	8,303
Non-underlying items	(1,072)	934	1,064
Underlying operating profit	9,683	9,636	9,367
Share of net profit/(loss) of joint ventures and associates	208	191	175
Within underlying operating profit:
Depreciation and amortisation	1,725	1,746	2,018
Share-based compensation and other non-cash charges	218	249	203
Within non-underlying items:
Impairment and other non-cash charges	607	58	150
Beauty & Wellbeing
Disclosure of operating segments [line items]
Turnover	12,250	10,138	9,082
Operating profit	2,154	2,135	1,743
Non-underlying items	138	102	109
Underlying operating profit	2,292	2,237	1,852
Share of net profit/(loss) of joint ventures and associates	1	4	3
Within underlying operating profit:
Depreciation and amortisation	282	256	308
Share-based compensation and other non-cash charges	43	46	32
Within non-underlying items:
Impairment and other non-cash charges	49	1	18
Personal Care
Disclosure of operating segments [line items]
Turnover	13,636	11,763	12,042
Operating profit	2,264	2,336	2,568
Non-underlying items	415	169	171
Underlying operating profit	2,679	2,505	2,739
Share of net profit/(loss) of joint ventures and associates	3	6	4
Within underlying operating profit:
Depreciation and amortisation	350	368	405
Share-based compensation and other non-cash charges	55	56	45
Within non-underlying items:
Impairment and other non-cash charges	259	12	20
Home Care
Disclosure of operating segments [line items]
Turnover	12,401	10,572	10,460
Operating profit	1,064	1,294	1,243
Non-underlying items	280	123	276
Underlying operating profit	1,344	1,417	1,519
Share of net profit/(loss) of joint ventures and associates	4	7	5
Within underlying operating profit:
Depreciation and amortisation	327	304	369
Share-based compensation and other non-cash charges	36	44	41
Within non-underlying items:
Impairment and other non-cash charges	152	12	35
Nutrition
Disclosure of operating segments [line items]
Turnover	13,898	13,104	12,486
Operating profit	4,497	2,104	2,033
Non-underlying items	(2,048)	421	332
Underlying operating profit	2,449	2,525	2,365
Share of net profit/(loss) of joint ventures and associates	196	170	161
Within underlying operating profit:
Depreciation and amortisation	349	413	485
Share-based compensation and other non-cash charges	51	69	52
Within non-underlying items:
Impairment and other non-cash charges	87	17	37
Ice Cream
Disclosure of operating segments [line items]
Turnover	7,888	6,867	6,654
Operating profit	776	833	716
Non-underlying items	143	119	176
Underlying operating profit	919	952	892
Share of net profit/(loss) of joint ventures and associates	4	4	2
Within underlying operating profit:
Depreciation and amortisation	417	405	451
Share-based compensation and other non-cash charges	33	34	33
Within non-underlying items:
Impairment and other non-cash charges	€ 60	€ 16	€ 40